ACCRUED AND OTHER LIABILITIES (Tables)	12 Months Ended
Jun. 28, 2017
ACCRUED AND OTHER LIABILITIES [Abstract]
Other Accrued Liabilities
Other accrued liabilities consist of the following (in thousands):

	2017	2016
Sales tax	$22,561	$26,280
Insurance	17,484	19,976
Property tax	16,566	15,762
Dividends	16,649	17,760
Other	48,322	41,546
	$121,582	$121,324

Other Liabilities
Other liabilities consist of the following (in thousands):

	2017	2016
Straight-line rent	$57,464	$56,896
Insurance	42,532	38,433
Landlord contributions	26,402	24,681
Unfavorable leases	5,398	6,521
Unrecognized tax benefits	3,116	4,070
Other	6,212	7,081
	$141,124	$137,682